Capital Advisors Growth Fund
Schedule of Investments - September 30, 2023 (Unaudited)

Shares		Value
	Common Stocks —89.9%
	Administrative and Support Services — 1.9%
8,000	Visa, Inc. - Class A	$1,840,080

	Beverage and Tobacco Product Manufacturing — 2.7%
15,889	PepsiCo, Inc.	2,692,232

	Chemical Manufacturing — 4.3%
7,325	Ecolab, Inc.	1,240,855
13,195	Intellia Therapeutics, Inc. (a)	417,226
18,055	Procter & Gamble Co.	2,633,502
		4,291,583

	Computer and Electronic Product Manufacturing — 22.9%
2,400	Alphabet, Inc. - Class A (a)	314,064
39,400	Alphabet, Inc. - Class C (a)	5,194,890
33,665	Apple, Inc.	5,763,785
13,920	Danaher Corp.	3,453,552
6,750	NVIDIA Corp.	2,936,182
11,830	NXP Semiconductors NV	2,365,054
5,640	Thermo Fisher Scientific, Inc.	2,854,799
		22,882,326

	Credit Intermediation and Related Activities — 4.9%
33,845	JPMorgan Chase & Co.	4,908,202

	Data Processing, Hosting, and Related Services — 0.8%
6,195	Airbnb, Inc. - Class A (a)	850,016

	Food and Beverage Stores — 2.4%
53,825	Kroger Co.	2,408,669

	Insurance Carriers and Related Activities — 6.9%
9,600	Berkshire Hathaway, Inc. - Class B (a)	3,362,880
7,075	UnitedHealth Group, Inc.	3,567,144
		6,930,024

	Internet — 0.8%
10,700	DoorDash, Inc. - Class A (a)	850,329

	Machinery Manufacturing — 2.8%
20,365	Applied Materials, Inc.	2,819,534

	Mining (except Oil and Gas) — 3.3%
38,525	Cameco Corp.	1,527,131
47,325	Freeport-McMoRan, Inc.	1,764,749
		3,291,880

	Miscellaneous Manufacturing — 3.6%
6,083	Intuitive Surgical, Inc. (a)	1,778,000
6,675	Stryker Corp.	1,824,077
		3,602,077

	Nonstore Retailers — 4.0%
31,270	Amazon.com, Inc. (a)	3,975,043

	Oil and Gas Extraction — 2.4%
10,425	Pioneer Natural Resources Co.	2,393,059

	Professional, Scientific, and Technical Services — 5.0%
14,640	Accenture PLC - Class A	4,496,090
11,000	CRISPR Therapeutics AG (a)	499,290
		4,995,380

	Publishing Industries (Except Internet) — 6.7%
21,150	Microsoft Corp.	6,678,113

	Securities Commodity Contracts and Other Finance — 4.3%
3,725	BlackRock, Inc.	2,408,175
59,165	Brookfield Corp.	1,850,090
		4,258,265

	Support Activities for Mining — 2.8%
47,000	Schlumberger NV	2,740,100

	Transit and Ground Passenger Transportation — 1.1%
23,535	Uber Technologies, Inc. (a)	1,082,375

	Transportation Equipment Manufacturing — 2.8%
14,845	Honeywell International, Inc.	2,742,465

	Utilities — 2.1%
18,905	Constellation Energy Corp.	2,062,157

	Waste Management and Remediation Services — 1.4%
9,125	Waste Management, Inc.	1,391,015
	Total Common Stocks (Cost $55,091,822)	89,684,924

	Money Market Fund — 9.9%
9,841,584	First American Government Obligations Fund, Class X, 5.265% (b)	9,841,584
	Total Money Market Fund (Cost $9,841,584)	9,841,584
	Total Investments (Cost $64,933,406) — 99.8%	99,526,508
	Other Assets in Excess of Liabilities — 0.2%	158,266
	Total Net Assets — 100.00%	$99,684,774

(a)	Non-income producing security.
(b)
Rate shown represents the 7-day annualized yield as of September 30, 2023.
AG - Aktiengesellschaft is the German term for a public limited company.
NV - A public limited liability company (naamloze vennootschap) incorporated in Belgium.

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at September 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$4,532,735	$–	$–	$4,532,735
Communications	12,266,716	–	–	12,266,716
Consumer, Non-cyclical	22,128,492	–	–	22,128,492
Energy	5,133,159	–	–	5,133,159
Financial	14,369,427	–	–	14,369,427
Industrial	4,133,480	–	–	4,133,480
Technology	25,058,758	–	–	25,058,758
Utilities	2,062,157	–	–	2,062,157
Total Common Stocks	89,684,924	–	–	89,684,924
Money Market Fund	9,841,584	–	–	9,841,584
Total Investments in Securities	$99,526,508	$–	$–	$99,526,508

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.